UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6449

Frontier Funds, Inc.

(Exact name of registrant as specified in charter)

333 Bishop’s Way  Suite 122

Brookfield, WI   53005

(Address of principal executive offices)

(Zip code)

CSC-Lawyers Incorporating Service

100 Light Street, 6th Floor

Baltimore, Maryland 21202

(Name and address of agent for service)

With Copy To:

Robert J. Philipp, Esq.

Kranitz & Philipp

2230 East Bradford Avenue

Milwaukee, Wisconsin 53211

Registrant's telephone number, including area code: (262) 436-8700

Date of fiscal year end: September 30

Date of reporting period: June 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	The Frontier MicroCap Fund
	Schedule of Investments
	June 30, 2008 (Unaudited)

COMMON STOCK - 110.10%
Shares		Value

Agricultural Chemicals - 6.02%
4,000	Bion Enviornmental Technologies, Inc. *	$ 8,240

Agriclutural Prod-Livestock & Animal Specialties - 0.58%
2,000	Eternal Technologies Group, Inc. *	800

Biological Products (No Diagnostic Substances) - 1.33%
83	Qiagen NV (Netherlands) *	1,670
3,600	Symbollon Corp.	144
		1,814
Calculating & Accounting Machines - 0.19%
192	Secure Alliance Holdings Corp.	255

Commerical Printing - 0.28%
3,000	Kolorfusion International, Inc. *	180
2,200	Textechnologies, Inc.	198
		378
Communications Services & Equipment - 7.02%
134	Cardinal Communications, Inc. *	3
3,500	Distinctive Devices, Inc. *	39
1,500	Netwolves Corp. *	53
500	Nextphase Wireless, Inc. *	79
70,000	Nighthawk Systems, Inc. *	3,780
100	Proxim Corp. *	1
1,000	WPCS International, Inc. *	5,650
		9,605
Computer Technology - 6.76%
600	Alanco Technologies, Inc. *	840
10,000	Authentidate Holding Corp. *	4,100
2,000	Egames, Inc. *	1,200
300	Evolving Systems, Inc. *	681
200	Forlink Software Corp., Inc.	276
1,334	Identiphi, Inc.	413
3,000	Ilinc Communciations, Inc. *	720
4,000	Insynq, Inc. *	0
300	Interlink Electronics, Inc. *	195
500	Socket Communications, Inc. *	345
133	Voxware, Inc. *	479
		9,249
Crude Petroleum & Natural Gas - 2.52%
5,000	Far East Energy Corp. *	3,450

Electromedical & Electrotherapy - 3.41%
5,000	Dynatronics Corp. *	3,500
600	Echo Therapeutics, Inc. *	1,170
		4,670
Food Products - 1.67%
2,000	New Dragon Asia Corp. *	1,220
5,100	Z-Trim Holdings, Inc. *	1,071
		2,291
Finance Services - 2.28%
1,000	Global Axcess Corp. *	260
568	Standard Holdings Group, Ltd. *	26
2,836	Standard Holdings Group, Ltd. * †	2,836
		3,122
Games, Toys & Children's Vehicles - 4.10%
1,500	Action Products International, Inc. *	885
8,000	Mad Catz Interactive, Inc. *	4,720
		5,605
Household Audio & Video Equipment - 0.18%
10,000	SLS International, Inc. *	250

In Vitro & In Vivo Diagnostic - 3.11%
2,000	Immunomedics, Inc. *	4,260

Instruments For Measurement & Testing - 0.91%
1,000	Wireless Telecom Group, Inc. *	1,240

Investors, NEC - 0.53%
9,700	CVF Technologies Corp. *	728

Jewlery, Silverware & Plated Ware - 3.06%
1,500	LJ International, Inc. *	4,185

Laboratory Analytical Instruments - 0.36%
34	Clinical Data, Inc. *	485
2,000	Diasys Corp. *	4
		489
Land Subdividers & Developers - 5.07%
231,000	Falcon Ridge Development, Inc. *	6,930

Miscellaneous - 0.07%
500	Angelciti Enertainment, Inc. *	4
71	Progressive Gaming International Corp. *	89
3,000	Smatire Systems, Inc. *	0
2,000	Stonepath Group, Inc. *	0
290,000	Watercolor Holdings *	0
		93
Measuring & Controlling Device - 5.40%
2,100	Pressure Biosciences, Inc. *	7,392

Medicinal Chemicals & Botanical Products - 0.76%
40,000	China Holding, Inc. *	1,040

Metals Mining - 2.12%
10,000	API Nanotronics Corp. *	1,150
625	Rock Energy Resources, Inc.	1,750
		2,900
Motorcycles, Bicycles & Parts - 0.36%
1,603	Viper Powersports, Inc. *	497

Pharmaceuticals Preparations - 17.40%
2,500	Geopharma, Inc. *	5,975
16,000	Provectus Pharmaceutical, Inc. *	14,400
1,000	QLT, Inc. *	3,430
		23,805
Semiconductors & Related Devices - 0.97%
250	Conexant Systems, Inc.	1,125
1,000	DPAC Technologies Corp. *	30
200	Emagin Corp. *	168
		1,323
Services-Advertising - 6.43%
40,000	Waytronx, Inc. *	8,800

Services-Business Services - 10.62%
3,000	Cash Technologies, Inc. *	840
15,000	Datalogic International, Inc. *	11
223	Flo Corp. *	56
500	Global Network, Inc. *	65
4,900	International Monetary Systems Ltd. *	2,058
15	Sancon Resource Recovery, Inc. *	8
1,274	Transcend Services, Inc. *	11466
14	Unity One Capital, Inc. *	0
5	Uron, Inc.	22
		14,526
Services-Educational Services - 1.98%
400	Princeton Review, Inc. *	2,704

Services-Management Consulting - 4.42%
55,000	Small Business Co. *	6,050

Services-Medical Laboratories - 3.07%
2,000	American Shared Hospital Services *	4,200

Special Industry Machinery, NEC - 2.02%
666	Tegal Corp. *	2,757

Surgical & Medical Instruments - 2.34%
7,500	Acunetx, Inc. *	413
50	Cardiac Science Corp. *	410
300	Cardiotech International, Inc.	216
900	Memry Corp. *	2,160
		3,199
Television Advertising - 0.02%
200	Mindpix Corp.	32

Telephone & Telegraph Appartus - 0.09%
27,513	Hop-On.Com	124
10,000	Telenetics Corp. *	6
		130
Telephone Communications - 1.77%
300	City Telecom (HK) Ltd. (Hong Kong)	1,359
20	Ebenefitsdirect, Inc. *	0
50	Epicus Communications Group, Inc. *	0
8,000	Globalnet Corp. *	2
200	Multiband Corp.	256
7,000	Newmarket Technology, Inc.	700
2,000	SVI Media, Inc.	100
5,000	Viseon, Inc. *	11
		2,428
Television Broadcasting Stations - 0.52%
900	OBN Holdings *	711

Wholesale Groceries & Related - 0.30%
5,000	Growers Direct Coffee Company, Inc. *	415

Wholesale Medical & Dental - 0.02%
10,000	Molecular Imaging Corp. *	28

Wholesale Miscellaneous - 0.02%
1,000	AHPC Holdings, Inc. *	26

TOTAL FOR COMMON STOCK (Cost $451,698) -110.10%		$ 150,617

WARRANTS - 0%
5,000	Action Product International, Inc. *	$ 0

TOTAL FOR WARRANTS (Cost $0)		$ 0

SHORT TERM INVESTMENTS - 0.02%
31	First American Treasury Obligation Class Y 0.00% ** (Cost $31)	31

TOTAL INVESTMENTS (Cost $560,808) - 110.12%		$ 150,648

LIABILITIES IN EXCESS OF OTHER ASSETS - (10.12)%		(13,846)

NET ASSETS - 100.00%		$ 136,802

* Non-income producing security during the period.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2008.
† Restricted Security

NOTES TO FINANCIAL STATEMENTS
The Frontier Equity Fund
1. SECURITY TRANSACTIONS
At June 30, 2008 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $560,808 amounted to $301,081 which consisted of aggregate gross unrealized appreciation of
$5,763 and aggregate gross unrealized depreciation of $306,844.

2. NEW ACCOUNTING PRONOUNCEMENTS
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of June 30, 2008:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 150,617	$ -
Level 2 - Other significant observable inputs		31	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 150,648	$ -

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/
depreciation on the instrument.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Frontier Funds, Inc.

By /s/Amy L. Siesennop

*President

Date October 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Amy L. Siesennop

*President

Date October 8, 2008

By /s/Joel R Blumenschein

*Vice President

Date October 8, 2008

* Print the name and title of each signing officer under his or her signature.